Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment:
Property and equipment consists of the following (in millions):

	As of December 31,
	2011	2010
Land	$66.9	$63.4
Buildings	901.4	885.6
Leasehold improvements	59.6	43.1
Furniture, fixtures, and equipment	313.0	300.2
	1,340.9	1,292.3
Less: Accumulated depreciation and amortization	(686.9)	(674.3)
	654.0	618.0
Construction in progress	10.4	14.9
Property and equipment, net	$664.4	$632.9

Information related to fully depreciated assets and assets under capital lease obligations is as follows (in millions):

	As of December 31,
	2011	2010
Fully depreciated assets	$221.9	$200.8
Assets under capital lease obligations:
Buildings	$161.5	$197.2
Equipment	0.2	0.2
	161.7	197.4
Accumulated amortization	(100.3)	(124.9)
Assets under capital lease obligations, net	$61.4	$72.5

The amount of depreciation expense, amortization expense relating to assets under capital lease obligations, interest capitalized, and rent expense under operating leases is as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Depreciation expense	$52.5	$48.1	$43.4
Amortization expense	$11.1	$12.1	$12.3
Interest capitalized	$0.5	$0.4	$—
Rent expense:
Minimum rent payments	$38.5	$39.9	$33.2
Contingent and other rents	24.2	18.8	24.8
Other	4.2	4.7	4.2
Total rent expense	$66.9	$63.4	$62.2

Corporate Campus—
In March 2008, we completed a transaction with Daniel Corporation (“Daniel”), a Birmingham, Alabama-based full-service real estate organization, by which Daniel acquired our corporate campus, including the Digital Hospital, an incomplete 13-story building located on the property, for a purchase price of $43.5 million in cash. As part of this transaction, we entered into a lease for office space within the property that was sold. The sale agreement includes a deferred purchase price component related to the Digital Hospital. If Daniel sells, or otherwise monetizes its interest in, the Digital Hospital for cash consideration to a third party, we are entitled to 40% of the net profit, if any and as defined in the sale agreement, realized by Daniel. In September 2008, Daniel announced it had reached an agreement with Trinity Medical Center (“Trinity”) pursuant to which Trinity will acquire the Digital Hospital. The purchase price of this transaction has not been made public, and the transaction is subject to Trinity receiving approval for a certificate of need (“CON”) from the applicable state board in Alabama. Although the CON has been granted to Trinity, the hospitals opposing Trinity's CON have appealed the board's ruling, and the Circuit Court of Montgomery County, Alabama is currently considering the appeal under the parameters established by the Alabama Court of Civil Appeals for this case. Therefore, no assurances can be given as to whether or when we might receive any cash flows related to the deferred purchase price component of our agreement with Daniel.
Leases—
We lease certain land, buildings, and equipment under non-cancelable operating leases generally expiring at various dates through 2025. We also lease certain buildings and equipment under capital leases generally expiring at various dates through 2027. Operating leases generally have 3- to 15-year terms, with one or more renewal options, with terms to be negotiated at the time of renewal. Various facility leases include provisions for rent escalation to recognize increased operating costs or require us to pay certain maintenance and utility costs. Contingent rents are included in rent expense in the year incurred.
Some facilities are subleased to other parties. Rental income from subleases approximated $4.7 million, $4.4 million, and $4.9 million for the years ended December 31, 2011, 2010, and 2009, respectively. Total expected future minimum rentals under these noncancelable subleases approximated $14.9 million as of December 31, 2011.
Certain leases contain annual escalation clauses based on changes in the Consumer Price Index while others have fixed escalation terms. The excess of cumulative rent expense (recognized on a straight-line basis) over cumulative rent payments made on leases with fixed escalation terms is recognized as straight-line rental accrual and is included in Other long-term liabilities in the accompanying consolidated balance sheets, as follows (in millions):

	As of December 31,
	2011	2010
Straight-line rental accrual	$7.8	$8.0

Future minimum lease payments at December 31, 2011, for those leases having an initial or remaining non-cancelable lease term in excess of one year, are as follows (in millions):

Year Ending December 31,	Operating Leases	Capital Lease Obligations	Total
2012	$41.1	$16.2	$57.3
2013	38.4	15.0	53.4
2014	32.5	10.5	43.0
2015	28.1	8.9	37.0
2016	22.6	8.6	31.2
2017 and thereafter	106.7	59.7	166.4
	$269.4	118.9	$388.3
Less: Interest portion		(43.0)
Obligations under capital leases		$75.9

In addition to the above, and as discussed in Note 8, Long-term Debt, “Other Notes Payable,” we have two sale/leaseback transactions involving real estate accounted for as financings. Future minimum payments, which are accounted for as interest, under these obligations are $2.7 million in each of the next five years and $19.4 million thereafter.